Net Loss Per Share Attributable to Ordinary Shareholders and Unaudited ProForma Net Loss Per Share - Computation of Unaudited ProForma Basic and Diluted Net Loss per Share (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Computation of Earnings Per Share [Line Items]
Net loss	$ (10,181)	$ (11,331)	$ (5,454)	$ (3,044)	$ (4,197)	$ (4,238)	$ (26,966)	$ (11,479)
Weighted-average ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	29,664,122			3,100,544			12,052,876	3,061,082
Predecessor Company
Computation of Earnings Per Share [Line Items]
Net loss									$ (19,243)	$ (13,731)
Weighted-average ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted									3,076,461	2,750,838
Pro forma adjustment to reflect assumed conversion of preferred shares and accrued dividends allocable to ordinary shareholders									11,253,839
Weighted-average ordinary shares used to compute pro forma net loss per share, basic and diluted									14,330,300
Pro forma net loss per share, basic and diluted									$ (1.34)